Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based compensation activity by award
Summary of the Company's share-based compensation cost

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	57,318	100,540	165,708
Selling and marketing expenses	11,357	13,368	17,967
General and administrative expenses	17,897	33,374	48,350
Research and development expenses	35,460	55,736	74,283
	122,032	203,018	306,308

Schedule of total intrinsic value of options exercised and the total fair value of RSUs vested during the period

The following table presents the total intrinsic value of options exercised and the total fair value of RSUs on vesting dates for the years ended 2011, 2012 and 2013, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2011	17.2	111.2
2012	6.3	39.1
2013	0.2	1.4

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2011	11.0	71.2
2012	18.6	115.8
2013	27.3	165.3

Schedule of weighted average remaining contractual life for the options and RSUs outstanding

The following table presents the weighted average remaining contractual life for the options and RSUs outstanding as of December 31, 2013:

		Weighted
		Average	Weighted
	Number	Remaining	Average
	Outstanding/	Contractual	Exercise
Exercise Price	Exercisable	Life	Price
	(in thousands)	Years	US$
Stock Options
US$1.659	285	0.88	1.66
	285	0.88	1.66
Restricted Share Units
Performance-based settled in stock	95	1.17	n/a
Time-based-settled in stock/cash	39,490	3.28	n/a
Time-based-settled in stock	21,791	2.86	n/a
	61,376	3.13	n/a

Equity Option
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised during the year	(3,992)	—	(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Outstanding at January 1, 2013	525	—	—	525	1.659
Exercised during the year	(240)	—	—	(240)	1.659
Outstanding at December 31, 2013	285	—	—	285	1.659

Restricted Stock Units (RSU)
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2011	8,380	—	720	9,100
Granted	12,854	4,368	580	17,802
Vested	(5,024)	(290)	(720)	(6,034)
Forfeited	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

Outstanding at January 1, 2013	20,460	—	265	20,725
Granted	18,371	—	287	18,658
Vested	(12,818)	—	(265)	(13,083)
Forfeited	(861	—	—	(861)
Outstanding at December 31, 2013	25,152	—	287	25,439